Income taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	$ 96	$ 87
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect from change in tax rate		19.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect from change in tax rate		25.00%